Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenue	$ 3,974,837	$ 3,867,155	$ 3,718,229
Operating expenses:
Cost of revenue	2,595,276	2,507,656	2,408,040
Research and development	276,615	259,097	252,292
Selling, general and administrative	481,093	472,778	464,883
Amortization of purchased intangible assets and other	108,489	110,291	109,873
Non-recurring charges	85,057
Total operating expenses	3,546,530	3,349,822	3,235,088
Operating income	428,307	517,333	483,141
Interest and other (expense) income, net	(6,766)	(4,421)	1,557
Income before income taxes	421,541	512,912	484,698
Income taxes	67,145	76,086	75,367
Net income	$ 354,396	$ 436,826	$ 409,331
Basic earnings per share	$ 2.49	$ 2.99	$ 2.74
Diluted earnings per share	$ 2.47	$ 2.96	$ 2.71